Goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023	Dec. 31, 2023 Integer	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segments		1	1
Number of reporting segments | Integer			1
Impairment of goodwill | $	$ 0			$ 0